Long-term debt	6 Months Ended
Jun. 30, 2011
Long-term debt.
Long-term debt
Note 18 Long-term debt
	end of				% change

	2Q11	1Q11	4Q10	2Q10	QoQ	Ytd	YoY

Long-term debt (CHF million)

Senior	122,668	131,074	130,792	134,389	(6)	(6)	(9)

Subordinated	23,307	24,648	23,221	26,403	(5)	0	(12)

Non-recourse liabilities from consolidated VIEs	18,184	20,155	19,739	21,918	(10)	(8)	(17)

Long-term debt	164,159	175,877	173,752	182,710	(7)	(6)	(10)

of which reported at fair value	76,844	83,811	83,692	92,132	(8)	(8)	(17)